Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Cash and cash equivalents
Summary of cash and cash equivalents

	2026	2025
for the year ended 30 June	Rm	Rm
Cash and cash equivalents	40 221	38 423
Restricted cash and cash equivalents	3 083	2 627
	43 304	41 050
Bank overdraft	(118)	(1)
Per the statement of cash flows	43 186	41 049
Cash by currency
Rand	27 801	28 480
Euro	2 830	2 258
US dollar	11 374	9 023
Other currencies	1 181	1 288
	43 186	41 049